                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

1. Name and address of issuer:

                              THE ONE GROUP FAMILY OF MUTUAL FUNDS
                              3435 STELZER RD.
                              COLUMBUS, OHIO 43219

2. Name of each series or class of funds for which this notice is filed:

                              SEE ATTACHED PAGE(1)

3. Investment Company Act File Number:       811-4236

   Securities Act File Number:               2-95973

4. Last day of the fiscal year for which this notice is filed:

                              JUNE 30, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24F-2 declaration:

                                                       [ ]

6. Date of termination of issuer's declaration under rule 24F-2(a)(1), if applicable:



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24F-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              NONE

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24F-2:

                              NONE

9. Number and aggregate sale price of securities sold during the fiscal year:

                              25,607,879,188 Price
                              20,868,117,298 Shares

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              25,607,879,188 Price
                              20,868,117,298 Shares

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                              287,944,278 Price
                               61,667,304 Shares

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24F-2:                          25,607,879,188
                                                                  --------------

     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans:                               287,944,278
                                                                  --------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year:                                21,438,878,701
                                                                 --------------

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24E-2:                                             0
                                                                   ------------

     (v)  Net aggregate price of securities sold and issued during
          the fiscal year in reliance on rule 24F-2:              4,456,944,766
                                                                  -------------

     (vi) Multiplier prescribed by Section 6(b) to the Securities
          Act of 1933 or other applicable law or registration:            /3300
                                                                  -------------

    (vii) Fee Due:                                                 1,350,589.32
                                                                  -------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures

                                                                   [ X ]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   08/28/97

                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)* /s/ MARK REDMAN
                              -----------------------------
                              Mark Redman, Treasurer
                              -----------------------------

Date 8/28/97
------------
* Please print the name and title of the signing officer below the signature.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
------------------------------------

U.S. TREASURY SECURITIES MONEY MARKET FUND

PRIME MONEY MARKET FUND

MUNICIPAL MONEY MARKET FUND

OHIO MUNICIPAL MONEY MARKET FUND

TREASURY ONLY MONEY MARKET FUND

GOVERNMENT MONEY MARKET FUND

DISCIPLINED VALUE FUND

INCOME EQUITY FUND

EQUITY INDEX FUND

LARGE COMPANY VALUE FUND

VALUE GROWTH FUND

GROWTH OPPORTUNITIES FUND

INTERNATIONAL EQUITY INDEX FUND

ASSET ALLOCATION FUND

GULF SOUTH GROWTH FUND

LARGE COMPANY GROWTH FUND

INCOME BOND FUND

LIMITED VOLATILITY FUND

INTERMEDIATE TAX-FREE BOND FUND

TREASURY & AGENCY FUND

OHIO MUNICIPAL BOND FUND

MUNICIPAL INCOME FUND

GOVERNMENT BOND FUND

ULTRA SHORT TERM INCOME FUND

INTERMEDIATE BOND FUND

LOUISIANA MUNICIPAL BOND FUND

KENTUCKY MUNICIPAL BOND FUND

WEST VIRGINIA MUNICIPAL BOND FUND

ARIZONA MUNICIPAL BOND FUND

INVESTOR GROWTH FUND

INVESTOR GROWTH & INCOME FUND

INVESTOR CONSERVATIVE GROWTH FUND

INVESTOR BALANCED FUND